JPMORGAN TRUST I

270 Park Avenue

New York, NY 10017

July 3, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of
the funds (the “Funds”) listed on
Appendix A hereto
File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statements of Additional Information the Funds listed on Appendix A do not differ from the prospectuses and Statements of Additional Information contained in the Post-Effective Amendment No. 345 (Amendment 346 under the Investment Company Act of 1940) filed electronically on June 27, 2014.

If you have any questions, please call the undersigned at (212) 648-0472.

Sincerely,

/s/ Gregory S. Samuels
Gregory S. Samuels
Assistant Secretary

July 3, 2014	JPMorgan Trust I

Appendix A

J.P. Morgan Income Funds
JPMorgan Current Income Fund
JPMorgan Dynamic Income Fund
JPMorgan Emerging Markets Corporate Debt Fund
JPMorgan Managed Income Fund